Right of Use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Right of Use Assets [Abstract]
Total lease expense	¥ 10,111	$ 1,385	¥ 7,543	¥ 6,398